OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2014	2013	2012
Amortization of deferred financing costs	(3,554)	(5,828)	(1,123)
Financing arrangement fees and other costs	(147)	(2,101)	(411)
Interest expense on un-designated interest rate swaps	(12,163)	(8,188)	(6,609)
Mark-to-market adjustment for interest rate swap derivatives (see note 24)	(5,953)	12,845	1,328
Mark-to-market adjustment for currency swap derivatives (see note 24)	—	(4,839)	7,204
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	677	7,084	(5,602)
Foreign exchange loss on operations	(978)	(634)	(176)
Total	(22,118)	(1,661)	(5,389)